Financial Risk (Details 13) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	$ 27,778	$ 11,157
Net amount of assets presented in the consolidated statement of financial position	27,778	11,157
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(24,720)	(9,350)
Net Amount	3,058	1,807
Derivative financial instruments used for hedging
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	27,778	11,157
Net amount of assets presented in the consolidated statement of financial position	27,778	11,157
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(24,720)	(9,350)
Net Amount	$ 3,058	$ 1,807